UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31st, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management LP
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 500
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Kent Arnett,    Austin, TX   February 1st, 2013

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  63
Form 13F Information Table Value Total:   $16680410
List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1113    35400 SH       SOLE                                      35400
American Express               common           025816109    14169   246500 SH       SOLE                   235000             11500
Apollo Group Inc.              common           037604105   156039  7458859 SH       SOLE                  7382659             76200
Avon Products, Inc.            common           054303102   270990 18871186 SH       SOLE                 18853636             17550
BNY Mellon Corp.               common           064058100   201414  7837135 SH       SOLE                  7775585             61550
Bank of America Corp           common           060505104    66120  5700000 SH       SOLE                  5700000
Becton Dickinson               common           075887109   166628  2131060 SH       SOLE                  2098160             32900
Berkshire Hath A               common           084670108    15149      113 SH       SOLE                                        113
Berkshire Hath B               common           084670702     3391    37799 SH       SOLE                                      37799
C.R. Bard, Inc.                common           067383109   723619  7403506 SH       SOLE                  7390206             13300
CH Robinson Worldwd            common           12541W209    44880   709900 SH       SOLE                   709900
Cisco Systems Inc.             common           17275R102  1030508 52443161 SH       SOLE                 52241961            201200
Clorox Company                 common           189054109   502216  6859000 SH       SOLE                  6810101             48899
Coca-Cola Co.                  common           191216100   601171 16584021 SH       SOLE                 16291405            292616
Colgate-Palmolive              common           194162103   100960   965750 SH       SOLE                   965150               600
Comcast Corp. A                common           20030N200   310644  8641008 SH       SOLE                  8591608             49400
ConocoPhillips                 common           20825C104   383207  6608151 SH       SOLE                  6594651             13500
Corning Inc.                   common           219350105   183871 14569803 SH       SOLE                 14361303            208500
Covidien Ltd.                  common           G2554F113    96950  1679075 SH       SOLE                  1665700             13375
Dell Inc.                      common           24702R101   151060 14912159 SH       SOLE                 14903659              8500
Ebay Inc.                      common           278642103    63775  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     1169    21600 SH       SOLE                                      21600
Exxon Mobil Corp.              common           30231G102   190377  2199620 SH       SOLE                  2190820              8800
Goldman Sachs Grp              common           38141G104    84024   658700 SH       SOLE                   658700
H&R Block Inc.                 common           093671105   159278  8577141 SH       SOLE                  8498141             79000
Hewlett-Packard                common           428236103   156042 10950293 SH       SOLE                 10922293             28000
IBM Corp                       common           459200101      536     2800 SH       SOLE                                       2800
Intel Corporation              common           458140100    54257  2630000 SH       SOLE                  2630000
Janus Capital Grp              common           47102X105    44347  5205000 SH       SOLE                  5205000
Johnson & Johnson              common           478160104   588539  8395706 SH       SOLE                  8313661             82045
Lancaster Colony               common           513847103    31827   460000 SH       SOLE                   460000
Leucadia National              common           527288104      356    14950 SH       SOLE                                      14950
Liberty Int. Corp.             common           53071M104    78735  4000751 SH       SOLE                  3999450              1301
Markel Corp                    common           570535104      347      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    16408   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   797939 29851815 SH       SOLE                 29637445            214370
News Corp CL B                 common           65248E203     1994    76000 SH       SOLE                                      76000
News Corp Cl A                 common           65248E104  2045931 80106935 SH       SOLE                 79736235            370700
Northern Trust Corp.           common           665859104    28115   560500 SH       SOLE                   560500
Patterson Companies            common           703395103   103876  3034650 SH       SOLE                  3034650
PepsiCo, Inc.                  common           713448108  1574343 23006617 SH       SOLE                 22849467            157150
Pfizer Inc.                    common           717081103   419020 16707327 SH       SOLE                 16572477            134850
Philip Morris Intl             common           718172109     3320    39689 SH       SOLE                                      39689
Procter & Gamble               common           742718109  1884090 27752099 SH       SOLE                 27614199            137900
Research in Motion             common           760975102   143216 12055212 SH       SOLE                 12048712              6500
Resource America               common           761195205    10302  1544462 SH       SOLE                  1515862             28600
Staples Inc.                   common           855030102    25992  2280000 SH       SOLE                  2280000
State Street Corp              common           857477103   105382  2241700 SH       SOLE                  2241700
Stryker Corporation            common           863667101   661395 12064853 SH       SOLE                 12019553             45300
Sysco Corporation              common           871829107   905838 28611438 SH       SOLE                 28441988            169450
TJX Companies Inc.             common           872540109      297     7000 SH       SOLE                                       7000
Tesco Plc                      common           881575302     2014   121500 SH       SOLE                                     121500
The Bancorp Inc.               common           05969A105    26370  2403852 SH       SOLE                  2142165            261687
Toyota Ind. ADR                common           892330101     5054   160000 SH       SOLE                   160000
U.S. Bancorp                   common           902973304   405253 12687962 SH       SOLE                 12591094             96868
United Parcel Service          common           911312106     1655    22451 SH       SOLE                                      22451
Viacom Inc Cl B                common           92553P201   586781 11125914 SH       SOLE                 11047139             78775
Viacom Inc. Cl A               common           92553P102     1030    18975 SH       SOLE                                      18975
Wal-Mart Stores                common           931142103   223519  3275966 SH       SOLE                  3233715             42251
WellPoint, Inc.                common           94973V107   220624  3621535 SH       SOLE                  3621435               100
Wells Fargo & Co               common           949746101      861    25200 SH       SOLE                                      25200
Western Union                  common           959802109     1762   129500 SH       SOLE                                     129500
WisdomTree Japan SmCap Div                      97717W836      323 7400.000 SH       SOLE                 7400.000